ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Directbooking Technology Co., Ltd. (the “Company”) was incorporated in the Cayman Islands on April 14, 2022 under the Companies Act as an exempted company with limited liability. The Company conducts its primary operations of provision of (i) soil and rock transportation services and (ii) miscellaneous construction works, including excavation and lateral support (“ELS”) work in Hong Kong through its indirectly held wholly owned subsidiaries that are incorporated and domiciled in Hong Kong, namely Primega Construction Engineering Co. Limited (“Primega Construction”). The Company holds Primega Construction via a wholly owned subsidiary, namely Celestial Power Group Limited which was incorporated and is domiciled in the British Virgin Islands.

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

	Date of	Percentage of effective	Place of	Principal
Name	incorporation	ownership	incorporation	activities
DirectBooking Technology Co., Ltd.	April 14, 2022	Parent	Cayman Islands	Investment holdings

Celestial Power Group Limited	February 22, 2022	100%	The British Virgin Islands	Investment holdings

Primega Construction Engineering Co. Limited	July 31, 2018	100%	Hong Kong	Provision of (i) soil and rock transportation services and (ii) miscellaneous construction works, including ELS work

DirectAI Technology Co., Limited	May 7, 2025	100%	Hong Kong	No substantive operations as of the date of this Report

DirectBooking Technology PTE. Ltd.	May 23, 2025	100%	Singapore	No substantive operations as of the date of this Report

Beijing Direct Booking Technology Co., Ltd. (“Beijing Direct Booking”)	May 28, 2025	100%	People’s Republic of China (“PRC”)	No substantive operations as of the date of this Report

Recent Developments

On September 12, 2025, we changed our name to DirectBooking Technology Co., Ltd. and adopted the dual foreign name “直订科技有限公司”.

Our ordinary shares commenced trading on the Nasdaq Capital Market on July 23, 2024. On May 16, 2025, our trading symbol was changed from “PGHL” to “ZDAI”.

On December 14, 2025, our shareholders approved, among other matters, changes to our authorized share capital, the adoption of an amended and restated memorandum and articles of association, and authorization for a reverse share split and share reclassification. Authorized capital increased to US$40,000,000 divided into 5,000,000,000 ordinary shares with US$0.0008 par value per share (4,900,000,000 Class A + 100,000,000 Class B). The re-designation and re-classification were accounted for on a prospective basis from the effective date of the change.

On January 23, 2026, our board approved a 16-for-1 reverse share split, which became effective on February 17, 2026. Following the reverse share split, the par value of each of our Class A Ordinary Shares and Class B Ordinary Shares became US$0.0008 per share. All share and per share amounts in the accompanying consolidated financial statements and notes have been retroactively adjusted to reflect the effects of the reverse stock splits, including rounding of fractional shares to whole shares where applicable.

 On March 25, 2026, our shareholders approved certain additional resolutions relating to our capital structure, including an increase in authorized share capital, amendments to the voting rights of our Class B Ordinary Shares, and the adoption of our third amended and restated memorandum and articles of association (the “Third Memorandum and Articles of Association” or the “Memorandum and Articles of Association”). The re-designation and re-classification were accounted for on a prospective basis from the effective date of the change.